SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of Property and Equipment Annual Depreciation Rates
%

Computers, peripheral equipment and software	15 - 33 (mainly 33)
Office furniture and equipment	6 - 20 (mainly 15)
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Schedule of Disaggregated Revenues by Major Product Line
	Year ended December 31,
	2025	2024

Products	$52,312	$46,275
Services	94,493	100,355
Subscriptions	155,045	128,250

	$301,850	$274,880

Restricted Stock Units (RSUs) [Member]
Schedule of Weighted Average Assumptions Used to Calculate Fair Value of Company's Stock Options
	Year ended December 31,
	2025	2024	2023

Risk free interest rate	-	3.88%-4.02%	4.06%-4.16%
Dividend yields	-	0%	0%
Expected volatility	-	32.02%- 35.35%	29.83%- 35.23%
Weighted-average expected term from grant date (in years)	-	3-5.16	3-5.16

Employee Stock Option [Member]
Schedule of Weighted Average Assumptions Used to Calculate Fair Value of Company's Stock Options
	Year ended December 31,
	2025	2024	2023

Risk free interest rate	3.73%	3.89%	4.87%
Dividend yields	0%	0%	0%
Expected volatility	36%	37%	34%
Weighted-average expected term from grant date (in years)	3.93	3.41	3.39